Equity-Based Compensation - Summary of Restricted Stock Unit Activity (Details) - RSUs shares in Thousands	9 Months Ended
Sep. 30, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSU, Granted | shares	191
RSU, Forfeited / Cancelled | shares	(4)
RSU, Outstanding, Ending Balance | shares	187
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 29.87
Weighted-Average Grant Date Fair Value, Forfeited / Cancelled | $ / shares	29.87
Weighted-Average Grant Date Fair Value, Ending Balance | $ / shares	$ 29.87